Securities (Narrative) (Details) - US Government and Agency Obligations and Government-sponsored Enterprises [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Pledged Assets Not Separately Reported Securities Pledged for Public Deposits, Amortized Cost	$ 9.0	$ 8.0
Pledged Assets Not Separately Reported Securities Pledged for Public Deposits, Fair Value	$ 8.9	$ 8.0